Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (16,342)	$ (15,492)
Income and expense items not involving cash flows:
Depreciation and amortization	1,227	1,528
Stock-based compensation	6,246	7,941
Exchange rate differences	931	159
Realized and unrealized loss (gain) on non-designated derivative instruments	3	617
Interest on short-term deposits	91	771
Change in earnout liability	(282)	(663)
Reduction in the carrying amount of ROU assets	682	692
Equity in earnings of investee, net of dividend received	(4)	1
Changes in operating assets and liabilities:
Trade accounts receivable	1,092	(382)
Prepaid expenses and other current assets	758	878
Inventories	(2,396)	(1,460)
Other assets	(8)	(96)
Trade accounts payable	834	(1,201)
Accrued compensation	(2,161)	(598)
Other current liabilities	1,093	(65)
Change in operating lease liabilities	(781)	(403)
Other long-term liabilities	39	12
Net cash used in operating activities	(8,978)	(7,761)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(19,162)	(52,505)
Maturities of short-term deposits	44,062	91,835
Purchase of property and equipment	(302)	(537)
Derivative instruments of non-designated hedges	(3)	(672)
Net cash provided by investing activities	24,595	38,121
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares		(19,761)
Earnout payment	(1,962)
Exercise of stock options	2,179	385
Net cash provided by (used in) financing activities	217	(19,376)
Effect of exchange rate changes on cash and cash equivalents	(20)	182
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT	15,814	11,166
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT AT THE BEGINNING OF THE PERIOD	27,863	35,423
CASH AND CASH EQUIVALENTS AND RESTRICTED DEPOSIT AT THE END OF THE PERIOD	43,677	46,589
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalent	42,557	46,589
Restricted deposit	1,120
Total cash, cash equivalent and restricted deposit	43,677	46,589
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	67	194
Operating lease liabilities arising from obtaining operating right-of-use assets and lease modifications	$ 32	$ 494